Income Taxes (Details) - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Income Taxes [Line Items]
Net Loss before income taxes	$ (1,419,045)	$ (864,913)	$ (1,046,973)	$ (5,452,383)	$ (5,392,012)
Valuation allowance			900,000
Federal net operating loss			$ 3,200,000
Net operating loss limitation rate			80.00%
Carryover of state and local NOL			$ 3,200,000
Cumulative ownership percentage			50.00%
Excise tax on stock buybacks			1.00%
Domestic Tax Jurisdiction [Member]
Income Taxes [Line Items]
Net Loss before income taxes			$ (1,060,918)	$ (5,465,040)	$ (5,411,896)
Federal net operating loss			$ 12,100,000
Minimum [Member]
Income Taxes [Line Items]
Provisions of corporate minimum tax			15.00%
U.S. [Member]
Income Taxes [Line Items]
Amortized period			5 years
Foreign Costs [Member]
Income Taxes [Line Items]
Amortized period			15 years